Summary of Significant Accounting Policies - Schedule of Advance from Customers by Revenue Stream (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
Disaggregation of Revenue [Line Items]
Customers by revenue stream	$ 658,583	$ 84,767	$ 842,433
System development [Member]
Disaggregation of Revenue [Line Items]
Customers by revenue stream	$ 658,583	$ 84,767
Successor [Member]
Disaggregation of Revenue [Line Items]
Customers by revenue stream			842,433
Successor [Member] | System development [Member]
Disaggregation of Revenue [Line Items]
Customers by revenue stream			$ 842,433
Predecessor [Member]
Disaggregation of Revenue [Line Items]
Customers by revenue stream				$ 325,000
Predecessor [Member] | System development [Member]
Disaggregation of Revenue [Line Items]
Customers by revenue stream				$ 325,000